SUPPLEMENT DATED FEBRUARY 9, 2017

TO THE PROSPECTUS, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION OF THE FUNDS

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana (Class A) (Ticker: VMTTX)

Viking Tax-Free Fund for North Dakota (Class A) (Ticker: VNDFX)

Prospectus dated April 30, 2016 (the “Prospectus”)

Summary Prospectuses dated May 4, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated April 30, 2016 (the “SAI”)

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana (Class I) (Ticker: VMTIX)

Viking Tax-Free Fund for North Dakota (Class I) (Ticker: VNDIX)

Prospectus dated August 1, 2016 (the “Prospectus”)

Summary Prospectuses dated August 8, 2016 (each a “Summary Prospectus”)

Statement of Additional Information dated August 1, 2016 (the “SAI”)

This Supplement is being provided to notify you that on February 3, 2017, the Board of Trustees of Viking Mutual Funds approved Vedder Price P.C. as legal counsel for Viking Mutual Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE